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[LOGO Canada Life]

                                             RONALD E. BEETTAM, F.S.A., F.C.I.A.
                                             President


February, 2002


Dear Trillium(R) Policyholder:


Enclosed for your review is the Trillium Annual Report for the period ending December 31, 2001. We encourage you to review this information and refer to it as needed throughout the year.

Thank you for selecting Trillium for your financial needs.

Sincerely,

/s/ Ronald E. Beettam
    ------------------------

Ronald E. Beettam
President

Encl.

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The attached are incorporated by reference herein to the Annual Report filed by and on behalf of the following:

CIK:  0000817841
Form Type:  N-30D
File Number:  811-05221
Company: Seligman Portfolios, Inc.,
Filed: March 7, 2002

     Portfolios include: Seligman Bond, Seligman Capital, Seligman Common Stock, Seligman Communications and Information, Seligman Frontier, Seligman Global Growth, Seligman Global Smaller Companies, Seligman Global Technology, Seligman High-Yield Bond, Seligman Income, Seligman International Growth, Seligman Large-Cap Growth, Seligman Large-Cap Value, and Seligman Small-Cap Value.